(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	R$ 3,249,642	R$ 6,164,997	R$ 5,682,802	R$ 4,357,455
Other receivables	900,498	797,181
Total current assets	9,581,212	11,379,187
Deferred tax assets	943,199	922,858
Investments	1,001,550	1,493,753
Other receivables	840,192	766,253
Total noncurrent assets	31,701,701	30,791,805
Total assets	41,282,912	42,170,992	40,532,471
LIABILITIES
Other payables	961,306	807,623
Total current liabilities	11,378,688	9,018,492
Debentures	7,473,454	7,452,672
Other payables	426,890	309,292
Total noncurrent liabilities	18,717,881	22,779,832
Equity attributable to the owners of the company	8,961,528	7,970,021
Total liabilities and equity	41,282,912	42,170,992
Unconsolidated [member]
ASSETS
Cash and cash equivalents	6,581	64,973	R$ 424,192	R$ 799,775
Dividends and interest on capital	204,807	642,978
Other receivables	63,993	83,064
Total current assets	275,382	791,016
Deferred tax assets	145,779	171,073
Investments	8,557,673	7,866,100
Other receivables	484,814	80,775
Total noncurrent assets	9,188,266	8,117,948
Total assets	9,463,648	8,908,964
LIABILITIES
Debentures	1,938	15,334
Dividends and interest on capital	281,919	218,630
Other payables	19,955	21,791
Total current liabilities	303,812	255,755
Debentures	184,388	612,251
Provision for tax, civil and labor risks	600	1,008
Allowance for equity investment losses	0	19,302
Other payables	13,320	50,628
Total noncurrent liabilities	198,308	683,188
Equity attributable to the owners of the company	8,961,528	7,970,021
Total liabilities and equity	R$ 9,463,648	R$ 8,908,964